Fair value measurement - Investments in Chengxin (Details)	Dec. 31, 2021	Mar. 31, 2021
Discount for Lack of Marketability | Level 3 | Equity investments in Chengxin | Minimum
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Measurement input		12
Volatility | Level 3 | Equity investments in Chengxin
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Measurement input		55
Time to liquidity | Level 3 | Equity investments in Chengxin
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Measurement input		5.0
Discount rate | Level 3 | Scenario I [Member] | Investments in Chengxin | Minimum
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Measurement input	22
Discount rate | Level 3 | Scenario II [Member] | Investments in Chengxin | Maximum
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Measurement input	20
Recurring | Discount for Lack of Marketability | Convertible Note of Chengxin | Maximum
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Measurement input		25